Long-Term Debt - Annual Loan Payments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
2020	$ 29,145
2021	27,397
2022	27,397
2023	101,014
2024	11,093
Thereafter	66,339
Total	$ 262,385	$ 295,118